Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Service Agreements
Transactions
Sales of goods and services	€ 3,324	€ 17,926
Purchases of goods and services	31,778	29,834
Balances
Accounts receivable	70,942		€ 70,338
Accounts payable	10,075		6,776
Accrued expenses	7,185		8,352
Products
Transactions
Sales of goods and services	10,821	9,862
Purchases of goods and services	121,177	132,944
Balances
Accounts receivable	15,276		16,803
Accounts payable	83,827		39,667
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	28	32
Purchases of goods and services	5,450	5,182
Balances
Accounts receivable	996		35
Accounts payable	3,515		360
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	1,187	940
Purchases of goods and services	26,328	24,652
Balances
Accounts receivable	2,431		2,003
Accounts payable	6,560		6,416
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	10,821	9,862
Purchases of goods and services	9,048	8,290
Balances
Accounts receivable	15,276		16,803
Accounts payable	3,162		3,405
Equity method investees | Service Agreements
Transactions
Sales of goods and services	2,109	16,954
Balances
Accounts receivable	67,515		68,300
Equity method investees | Products
Transactions
Purchases of goods and services	112,129	€ 124,654
Balances
Accounts payable	€ 80,665		€ 36,262